Note 5 - Bank Owned Life Insurance (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Investments, All Other Investments [Abstract]
Cash Surrender Value of Life Insurance	$ 14,417,220	$ 14,043,697